Consolidated Statements of Operations ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Revenue:
Workspace membership revenue (including services provided to a related party of RMB159, RMB242 and RMB34 for the years ended December 31, 2021, 2022 and 2023, respectively)		¥ 124,140	$ 17,485	¥ 258,796	¥ 376,642
Marketing and branding service revenue (including services provided to a related party of RMB45,528, RMB24,993 and RMB26,043 for the years ended December 31, 2021, 2022 and 2023, respectively)		237,373	33,433	287,453	463,475
Other service revenue (including services provided to related parties of RMB25,928, RMB27,357 and RMB1,709 for the years ended December 31, 2021, 2022 and 2023, respectively)		98,307	13,846	114,492	217,391
Total revenue		459,820	64,764	660,741	1,057,508
Cost of revenue:
Workspace membership (including services provided by related parties of RMB3,490, RMB853 and RMB27 for the years ended December 31, 2021, 2022 and 2023, respectively)		(141,462)	(19,925)	(339,088)	(508,121)
Marketing and branding service (including services provided by related parties of RMB14,495, RMB96,971 and RMB42,923 for the years ended December 31, 2021, 2022 and 2023, respectively)		(223,861)	(31,530)	(291,568)	(444,717)
Other services		(89,461)	(12,600)	(104,311)	(181,222)
Total cost of revenue		(454,784)	(64,055)	(734,967)	(1,134,060)
Operating expenses:
Impairment loss on long-lived assets and long-term prepaid expenses		(29,109)	(4,100)	(111,308)	(114,485)
Impairment loss on goodwill				(43,011)	(1,504,525)
Sales and marketing expenses		(13,801)	(1,944)	(27,109)	(61,670)
General and administrative expenses		(101,119)	(14,242)	(108,013)	(376,417)
Change in fair value of warrant liability		9,099	1,282	9,062	6,837
Change in fair value of put option liability		373	53	706
Loss from operations		(129,521)	(18,242)	(353,899)	(2,126,812)
Non-operating (expense)/income:
Interest (expense)/income, net		1,151	161	(17,078)	(3,262)
Subsidy income		8,571	1,207	6,325	7,352
Impairment loss on long-term investments		(25,603)	(3,606)		(1,371)
Gain on disposal of long-term investments		6,370	897
(Loss)/Gain on disposal of subsidiaries		112,792	15,886	23,009	(14,978)
Other (expense)/income, net		9,104	1,282	20,325	(19,260)
Loss before income taxes and loss from equity method investments		(17,136)	(2,415)	(321,318)	(2,158,331)
Provision for income taxes		(6,215)	(875)	(1,178)	(4,479)
(Loss)/Gain from equity method investments		795	112		(27)
Net loss		(22,556)	(3,178)	(322,496)	(2,162,837)
Less: Net loss attributable to noncontrolling interests		(17,692)	(2,492)	(30,822)	(166,424)
Net loss attributable to Ucommune International Ltd.		¥ (4,864)	$ (686)	¥ (291,674)	¥ (1,996,413)
Net loss per share attributable to ordinary shareholders of Ucommune International Ltd.(i)
– Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ (8.99)	$ (1.27)	¥ (794.12)	¥ (5,554.51)
Weighted average shares used in calculating net loss per share(i)
– Basic (in Shares)	[1]	540,836	540,836	367,293	359,422

[1]	Par value of ordinary shares and share data have been retroactively restated to reflect the Company’s share consolidation on April 21, 2022, to effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company, and a share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.